Prospectus Supplement

June 9, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated June 9, 2008 to the Prospectus dated January 31, 2008 of:

Balanced Portfolio

Effective June 9, 2008, the Fund’s transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). The telephone number for contacting the Fund’s transfer agent remains 1-800-548-7786. The Fund’s mailing address is now Morgan Stanley Institutional Fund Trust c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. All references in the prospectus to JPMorgan Chase Bank, N.A. as the Fund’s transfer agent are hereby deleted and replaced with references to Morgan Stanley Services.

Effective June 9, 2008, Class I, Investment Class and Class P shareholders of the Portfolio have telephone redemption and exchange privileges. Accordingly, the section titled “Redeeming Shares – By Telephone” is hereby deleted and replaced as follows:

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I, Investment Class and Class P shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I, Investment Class and Class P shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

Please retain this supplement for future reference.

IFTBALSPT

Prospectus Supplement

June 9, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated June 9, 2008 to the Prospectus dated January 31, 2008 of:

Fixed Income Portfolios

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

High Yield Portfolio

Intermediate Duration Portfolio

International Fixed Income Portfolio

Investment Grade Fixed Income Portfolio

Limited Duration Portfolio

Long Duration Fixed Income Portfolio

Municipal Portfolio

Effective June 9, 2008, the Fund’s transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). The telephone number for contacting the Fund’s transfer agent remains 1-800-548-7786. The Fund’s mailing address is now Morgan Stanley Institutional Fund Trust c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. All references in the prospectus to JPMorgan Chase Bank, N.A. as the Fund’s transfer agent are hereby deleted and replaced with references to Morgan Stanley Services.

Effective June 9, 2008, Class I, Investment Class and Class P shareholders of the Portfolios have telephone redemption and exchange privileges. Accordingly, the section titled “Redeeming Shares – Class I, Investment Class and Class P – By Telephone” is hereby deleted and replaced as follows:

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I, Investment Class and Class P shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I, Investment Class and Class P shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

Please retain this supplement for future reference.

IFTFISPT2

Prospectus Supplement

June 9, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated June 9, 2008 to the Prospectus dated January 30, 2007 of:

U.S. Equity Portfolios

Equities Plus Portfolio

Mid Cap Growth Portfolio

U.S. Mid Cap Value Portfolio

U.S. Small Cap Value Portfolio

Value Portfolio

Effective June 9, 2008, the Fund’s transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). The telephone number for contacting the Fund’s transfer agent remains 1-800-548-7786. The Fund’s mailing address is now Morgan Stanley Institutional Fund Trust c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. All references in the prospectus to JPMorgan Chase Bank, N.A. as the Fund’s transfer agent are hereby deleted and replaced with references to Morgan Stanley Services.

Effective June 9, 2008, Class I, Investment Class and Class P shareholders of the Portfolios have telephone redemption and exchange privileges. Accordingly, the section titled “Redeeming Shares – By Telephone” is hereby deleted and replaced as follows:

You automatically have telephone redemption and exchange privileges unless you indicate otherwise by checking the applicable box on the new account application form or calling Morgan Stanley Services to opt out of such privileges. You may request a redemption of Class I, Investment Class and Class P shares by calling the Fund at 1-800-548-7786 and requesting that the redemption proceeds be mailed or wired to you. You cannot redeem Class I, Investment Class and Class P shares by telephone if you hold share certificates for those shares. For your protection when calling the Fund, we will employ reasonable procedures to confirm that instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security number or other tax identification number. Telephone instructions may also be recorded. If reasonable procedures are employed, none of Morgan Stanley, Morgan Stanley Services or the Fund will be liable for following telephone instructions which it reasonably believes to be genuine. Telephone redemptions and exchanges may not be available if you cannot reach Morgan Stanley Services by telephone, whether because all telephone lines are busy or for any other reason; in such case, a shareholder would have to use the Fund’s other redemption and exchange procedures described in this prospectus. During periods of drastic economic or market changes, it is possible that the telephone privileges may be difficult to implement, although this has not been the case with the Fund in the past. To opt out of telephone privileges, please contact Morgan Stanley Services at 1-800-548-7786.

Please retain this supplement for future reference.

IFTEQSP

Statement of Additional Information Supplement

June 9, 2008

Morgan Stanley Institutional Fund Trust

Supplement dated June 9, 2008 to the Statement of Additional Information dated January 31, 2008:

Effective June 9, 2008, the Fund’s transfer agent is Morgan Stanley Services Company Inc. (“Morgan Stanley Services”). Pursuant to a Transfer Agency Agreement, the Fund pays Morgan Stanley Services Company a fee generally based on the number of classes, accounts and transactions relating to the Portfolios of the Fund. The telephone number for contacting the Fund’s transfer agent remains 1-800-548-7786. The Fund’s mailing address is now Morgan Stanley Institutional Fund Trust c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. All references in the prospectus to JPMorgan Chase Bank, N.A. as the Fund’s transfer agent are hereby deleted and replaced with references to Morgan Stanley Services.

The first sentence of the Statement of Additional Information is hereby deleted and replaced as follows:

Morgan Stanley Institutional Fund Trust (the “Fund”) is a mutual fund consisting of 21 portfolios offering a variety of investment alternatives.

The third paragraph under “General Information – Dividends and Distributions” is hereby deleted and replaced as follows:

As set forth in the Prospectuses, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions for a class of shares are automatically reinvested in additional shares of the same class of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until the shareholder notifies the Fund by telephone or in writing that either the Income Option (income dividends in cash and capital gains distributions reinvested in shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. It may take up to three business days to effect this change. An account statement is sent to shareholders whenever a dividend or distribution is paid.

Please retain this supplement for future reference.